Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Joint Venture [Member]	Dec. 31, 2011 Meike Joint Venture [Member]	Dec. 31, 2011 Meike Joint Venture [Member]	Dec. 31, 2010 Meike Joint Venture [Member]	Sep. 30, 2011 SMP JV [Member]	Jun. 30, 2011 SMP JV [Member]	Dec. 31, 2011 SMP JV [Member]	Dec. 31, 2011 SMP JV [Member] Samsung Fine Chemicals Joint Venture [Member]	Dec. 31, 2011 SMP JV [Member] MEMC Singapore Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity contribution in joint venture		$ 50.4	$ 18.8	$ 121.7	$ 46.4		$ 17.8			$ 13.8
Total remaining contractual investment commitment in joint venture	178.9	178.9
Expected Contractual Investment Payments In One Year					107.0						107.0
Equity Method Investment, Other than Temporary Impairment						67.3
Short-term loan provided to joint venture							3.1
Assets impairment charges	365.4	381.7	0	24.6			52.1
Equity method investments	25.8	25.8	46.1			7.0	7.0	36.9			0
Ownership interest in joint venture												50.00%	50.00%
Debt and equity commitments in joint venture											175.0
Period Of Unbilled Contracts Receivable Expected To Be Collected									24 months
Reduction in Equity Method Investment Basis, Allowed Minimum Basis											0
Customer Deposit Liability											68.2
Cost-method Investments, Other than Temporary Impairment	11.6
Available-for-sale Equity Securities, Amortized Cost Basis	12.4	12.4
Marketable Securities				174.8
Gain (Loss) on Sale of Investments			$ 5.0